Risk Management - Schedule of Bank's Maximum Credit Risk Exposure by Financial Asset (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Collateral, non-cash	$ 40,588,725	$ 37,529,510
Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	16,457,021	15,672,670
Collateral, non-cash	24,738,775	23,438,657
Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Collateral, non-cash	14,495,586	12,265,482
Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	3,120,154	2,825,719
Collateral, non-cash	1,191,590	1,219,193
Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Collateral, non-cash	40,425,951	36,923,332
Investments under resale agreements [Member]
Disclosure of credit risk exposure [line items]
Collateral, non-cash	162,774	606,178
Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	25,903,787	23,795,548
Collateral, cash	480,231
Maximum Exposure, net amounts	2,024,612	2,225,444
Credit Risk [Member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	16,005,715	14,991,641
Maximum Exposure, net amounts	(765,348)	(617,682)
Credit Risk [Member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,904,982	6,167,671
Maximum Exposure, net amounts	(7,565,820)	(6,097,809)
Credit Risk [Member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	6,993,090	2,636,236
Maximum Exposure, net amounts	1,654,633	1,417,041
Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Collateral, cash		196,012
Maximum Exposure, net amounts	3,735,290	3,660,450
Credit Risk [Member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	(6,676,535)	(5,298,450)
Credit Risk [Member] | Financial instruments at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	1,013,943	187,455
Credit Risk [Member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Collateral, cash	480,231	196,012
Maximum Exposure, net amounts	3,276,109	2,784,914
Credit Risk [Member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	46,122	80,554
Credit Risk [Member] | Financial other assets category [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	629,683	810,521
On Balance Sheet [member] | Gross assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	35,952,593	33,070,575
On Balance Sheet [member] | Gross assets [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	16,457,021	15,672,670
On Balance Sheet [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	7,030,610	6,244,971
On Balance Sheet [member] | Gross assets [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	3,120,154	2,825,719
On Balance Sheet [member] | Gross assets [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	3,735,593	3,661,101
On Balance Sheet [member] | Gross assets [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	26,607,785	24,743,360
On Balance Sheet [member] | Gross assets [member] | Financial instruments at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	1,013,977	187,582
On Balance Sheet [member] | Gross assets [member] | Investments under resale agreements [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	162,774	606,178
On Balance Sheet [member] | Gross assets [member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	3,756,340	2,980,926
On Balance Sheet [member] | Gross assets [member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	46,441	80,907
On Balance Sheet [member] | Gross assets [member] | Financial other assets category [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	629,683	810,521
On Balance Sheet [member] | Allowances for loan losses [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(896,630)	(948,943)
On Balance Sheet [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(521,199)	(681,029)
On Balance Sheet [member] | Allowances for loan losses [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(100,844)	(77,298)
On Balance Sheet [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(273,931)	(189,485)
On Balance Sheet [member] | Allowances for loan losses [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(303)	(651)
On Balance Sheet [member] | Allowances for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(895,974)	(947,812)
On Balance Sheet [member] | Allowances for loan losses [member] | Financial instruments at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(34)	(127)
On Balance Sheet [member] | Allowances for loan losses [member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(319)	(353)
On Balance Sheet [member] | Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	35,055,963
Maximum Exposure, net amounts		32,121,632
On Balance Sheet [member] | Credit Risk [Member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	15,935,822
Maximum Exposure, net amounts		14,991,641
On Balance Sheet [member] | Credit Risk [Member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	6,929,766
Maximum Exposure, net amounts		6,167,673
On Balance Sheet [member] | Credit Risk [Member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,846,223
Maximum Exposure, net amounts		2,636,234
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	3,735,290
Maximum Exposure, net amounts		3,660,450
On Balance Sheet [member] | Credit Risk [Member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	25,711,811
Maximum Exposure, net amounts		23,795,548
On Balance Sheet [member] | Credit Risk [Member] | Financial instruments at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	1,013,943
Maximum Exposure, net amounts		187,455
On Balance Sheet [member] | Credit Risk [Member] | Investments under resale agreements [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	162,774
Maximum Exposure, net amounts		606,178
On Balance Sheet [member] | Credit Risk [Member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	3,756,340
Maximum Exposure, net amounts		2,980,926
On Balance Sheet [member] | Credit Risk [Member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	46,122
Maximum Exposure, net amounts		80,554
On Balance Sheet [member] | Credit Risk [Member] | Financial other assets category [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	629,683
Maximum Exposure, net amounts		810,521
Off Balance Sheet [member] | Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	8,037,605
Maximum Exposure, net amounts		7,829,334
Off Balance Sheet [member] | Credit Risk [Member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	8,037,605
Maximum Exposure, net amounts		7,829,334
Off Balance Sheet [member] | Credit Risk [Member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	8,037,605
Maximum Exposure, net amounts		7,829,334
Off Balance Sheet [member] | Credit Risk [Member] | Gross assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	8,079,306	7,859,923
Off Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	8,079,306	7,859,923
Off Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	8,079,306	7,859,923
Off Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(41,701)	(30,589)
Off Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(41,701)	(30,589)
Off Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	$ (41,701)	$ (30,589)